Debt - Schedule of Long-Term Debt Maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term debt from VIEs	$ 124,574	$ 189,143	$ 193,440
Debt issuance costs	(659)	(233)
Total long-term notes payable	123,915	188,910
Consolidated Entity, Excluding Consolidated VIE
Debt Instrument [Line Items]
Remainder of 2025	6,954
2025/2026	12,176	77,193
2026/2027	9,289	12,897
2027/2028	4,415	11,948
2028/2029	21,254	4,840
Thereafter	37,465
2029		21,728
Thereafter		23,227
Long-term debt from VIEs	91,553	151,833
2024	12,176	77,193
2025	9,289	12,897
2026	4,415	11,948
2027	21,254	4,840
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Long-term debt from VIEs	$ 33,021	$ 37,310	$ 40,491